Structured Entities - Unconsolidated Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Top of range [member]
Disclosure of unconsolidated structured entities [line items]
Asset-backed commercial paper issued	$ 800	$ 1,900
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Maximum exposure to loss	10.00%
Bank's maximum exposure to loss	$ 5,313	5,009
Unconsolidated structured entities [member] | Bank Of Nova Scotia [Member]
Disclosure of unconsolidated structured entities [line items]
Bank's maximum exposure to loss	$ 2,000	$ 1,800